Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Schedule of Property and Equipment Net [Abstract]
Vehicles held for use		$ 515,068
Production facilities		376,929
Electronic equipment		177,684	71,968
Battery and charging swap infrastructure		68,416
Furniture		45,524
Construction in process	[1]	553,730
Less: accumulated depreciation	[2]	(79,885)	(38,492)
Property and equipment, net		$ 1,657,466	$ 33,476

[1]	The production facility for transportation was constructed in progress, and was completed in January 2023.
[2]	Construction in process is not included in accumulated depreciation because it is not depreciated before completion.